INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 184,586	$ 169,560
Cost of revenues	119,057	111,028
Gross profit	65,529	58,532
Operating expenses:
Research and development, net	17,232	15,750
Sales and Marketing	22,769	19,974
General and administrative	8,158	11,542
Restructuring and related charges	1,416	897
Acquisition and integration related charges	1,377	0
Total operating expenses	50,952	48,163
Operating income	14,577	10,369
Financial expenses and others, net	4,777	3,344
Income before taxes	9,800	7,025
Taxes on income	1,564	2,969
Net income	$ 8,236	$ 4,056
Basic net income per share	$ 0.1	$ 0.05
Diluted net income per share	$ 0.09	$ 0.05
Weighted average number of shares used in computing basic net income per share	85,632,241	84,359,762
Weighted average number of shares used in computing diluted net income per share	87,753,163	85,152,634